UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-06418

LORD ABBETT TAX-FREE INCOME TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ	07302
(Address of principal executive offices)	(Zip code)

Christina T. Simmons
Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	9/30

Date of reporting period:	July 1, 2003 through June 30, 2004

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

FORM N-Px REPORT

ICA File Number: 811-06418

Reporting Period: 07/01/2003 - 06/30/2004

Lord Abbett Tax-Free Income Trust

LORD ABBETT FLORIDA TAX-FREE TRUST

Nothing to Report

LORD ABBETT GEORGIA TAX-FREE TRUST

Nothing to Report

LORD ABBETT INSURED INTERMEDIATE TAX-FREE FUND

Nothing to Report

LORD ABBETT MICHIGAN TAX-FREE TRUST

Nothing to Report

LORD ABBETT PENNSYLVANIA TAX-FREE TRUST

Nothing to Report

End of Report

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lord Abbett Tax-Free Income Trust

By (Signature and Title)*	/s/Christina T. Simmons

Christina T. Simmons, Vice President & Secretary

Date	August 27, 2004

* Print the name and title of each signing officer under his or her signature.